TANGIBLE FIXED ASSETS - Schedule of Tangible Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAYMENTS ON VESSELS
Beginning balance	$ 0	$ 11,996	$ 12,000
Additions	126,600	43,100	78,600
Transferred to vessels	(40,600)	(55,100)	(78,600)
End balance	85,975	0	11,996
Land and buildings
Reconciliation of changes in property, plant and equipment
Beginning of period	3,800	4,800
End balance	5,500	3,800	4,800
Land and buildings | Cost:
Reconciliation of changes in property, plant and equipment
Beginning of period	12,000	10,900	11,700
Exchange rate adjustment	200	300	100
Additions	4,400	300	100
Additions from business combinations	0	1,100	0
Disposals	1,600	0	800
End balance	14,600	12,000	10,900
Land and buildings | Depreciation:
Reconciliation of changes in property, plant and equipment
Beginning of period	(8,200)	(6,100)	(4,600)
Exchange rate adjustment	0	(200)	0
Disposals	(1,600)	0	(800)
Depreciation for the year	2,500	2,300	2,300
End balance	(9,100)	(8,200)	(6,100)
Vessels and capitalized dry-docking
Reconciliation of changes in property, plant and equipment
Beginning of period	1,855,900	1,937,800
Disposals	111,400	93,800	10,300
End balance	2,070,200	1,855,900	1,937,800
Vessels and capitalized dry-docking | Cost:
Reconciliation of changes in property, plant and equipment
Beginning of period	2,421,200	2,443,300	2,160,100
Additions	476,000	77,200	290,300
Disposals	31,900	14,200	40,900
Transferred from prepayments	40,600	55,100	78,600
Transferred to assets held for sale	283,800	140,200	44,800
End balance	2,622,000	2,421,200	2,443,300
Vessels and capitalized dry-docking | Depreciation:
Reconciliation of changes in property, plant and equipment
Beginning of period	(543,800)	(475,000)	(406,200)
Disposals	(31,900)	(14,200)	(40,900)
Depreciation for the year	143,700	133,700	126,200
Transferred to assets held for sale	(119,300)	(50,700)	(16,500)
End balance	(536,300)	(543,800)	(475,000)
Vessels and capitalized dry-docking | Impairment:
Reconciliation of changes in property, plant and equipment
Beginning of period	(21,500)	(30,500)	(31,400)
Transferred to assets held for sale	(5,900)	(11,700)	(5,500)
Impairment losses on tangible fixed assets	0	2,700	4,600
End balance	(15,500)	(21,500)	(30,500)
Other plant and operating equipment
Reconciliation of changes in property, plant and equipment
Beginning of period	5,600	6,300
End balance	4,400	5,600	6,300
Other plant and operating equipment | Cost:
Reconciliation of changes in property, plant and equipment
Beginning of period	10,500	9,300	7,600
Exchange rate adjustment	0	(200)	(100)
Additions	1,300	800	1,900
Disposals	600	700	100
End balance	11,200	10,500	9,300
Other plant and operating equipment | Cost: | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment
Additions from business combinations	0	1,600	0
Transferred from prepayments	0	(300)	0
Other plant and operating equipment | Depreciation:
Reconciliation of changes in property, plant and equipment
Beginning of period	(4,900)	(3,000)	(800)
Exchange rate adjustment	0	200	100
Disposals	(600)	(600)	(100)
Depreciation for the year	2,500	2,800	2,400
End balance	(6,800)	(4,900)	(3,000)
Other plant and operating equipment | Depreciation: | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment
Transferred from prepayments	$ 0	$ (100)	$ 0